Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2022
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill
19)	INTANGIBLE ASSETS AND GOODWILL

			Other intangible assets
Particulars	Goodwill	Technology Related Development Cost	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2020	889,033	60,160	10,671	899	133,725	6,484	—	4,257	1,105,229
Additions/adjustments*	—	8,033	—	—	—	329	—	(234)	8,128
Disposals	—	(480)	—	—	—	(1,751)	—	—	(2,231)
Effect of movements in foreign exchange rates	18,219	1,176	200	17	2,551	134	—	81	22,378
Balance as at March 31, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Balance as at April 1, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Additions/adjustments*	—	8,744	—	—	—	22	671	375	9,812
Disposals	—	(5,392)	—	—	—	—	—	—	(5,392)
Effect of movements in foreign exchange rates	(26,929)	(1,882)	(290)	(15)	(3,803)	(149)	(10)	(107)	(33,185)
Balance as at March 31, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Accumulated amortization and impairment losses
Balance as at April 1, 2020	281,785	39,846	3,514	530	49,485	5,706	—	2,373	383,239
Amortization for the year	—	9,665	1,463	64	12,540	305	—	—	24,037
Disposals	—	(468)	—	—	—	(1,743)	—	—	(2,211)
Effect of movements in foreign exchange rates	5,593	756	69	12	949	118	—	35	7,532
Balance as at March 31, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Balance as at April 1, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Amortization for the year	—	9,091	1,347	64	12,420	390	23	—	23,335
Impairment for the year	—	—	—	—	—	—	—	138	138
Disposals	—	(5,375)	—	—	—	—	—	—	(5,375)
Effect of movements in foreign exchange rates	(8,206)	(1,319)	(133)	(6)	(1,768)	(129)	—	(53)	(11,614)
Balance as at March 31, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Carrying amounts
As at April 1, 2020	607,248	20,314	7,157	369	84,240	778	—	1,884	721,990
As at March 31, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at April 1, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at March 31, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658

*

Represents addition of USD 8,887 (March 31, 2021: USD 7,741) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,512 (March 31, 2021: USD 7,975).

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment. The Group has allocated goodwill to the individual CGUs and not to a group of CGUs.

The acquisition of the Ibibo Group Holdings (Singapore) Pte. Ltd. (‘ibibo Group’) in January 2017 resulted in the recognition of goodwill of USD 950,204 which was allocated to the then identified CGUs i.e. ibibo Group - Go ibibo (USD 802,181) and ibibo Group - redBus (USD 148,023). During the year ended March 31, 2020, the Group recorded an impairment loss of USD 270,855 related to ibibo Group - Go ibibo CGU and such impairment was fully allocated to goodwill.

As at April 1, 2020, the goodwill was allocated to the following CGUs:

As at April 1,
Particulars	2020
ibibo Group - Go ibibo	447,712
ibibo Group - redBus	141,737
Other units without significant goodwill	17,799
Total	607,248

On January 31, 2021, the Group completed integration of the air ticketing business of MakeMyTrip India Private Limited (MMT) and Ibibo Group Private Limited (Go) and of the hotels and packages businesses of MMT and Go, pursuant to the Group drawing significant synergies and benefits from the integrated businesses, thereby leading to a change in the composition of its CGUs.

Over the years, efforts were made to draw synergies between the air businesses of MMT and Go and also between the hotels and packages businesses of MMT and Go.  Synergies were planned through the integration of supply agreements, technology and data platforms and accounting systems. As part of this planned integration, during the year ended March 31, 2021, the Group completed the remaining key integration tasks relating to the technology backbone including pricing policies and integration of various functions of MMT and Go such as post sales and customer service processes, resulting in  a reorganization of the internal reporting structure, which was completed by January 31, 2021. As a result of the integration, CODM monitors operations and makes decisions for the combined air ticketing business (MMT + Go) and for the combined hotels and packages business (MMT + Go).

In conjunction with these business integration activities, the Group reorganized its reporting structure as well to align with the newly integrated businesses. Thus, the goodwill which was initially (at the time of acquisition of ibibo Group) allocated to ibibo Group - Go ibibo CGU of USD 802,181 (and was subsequently impaired by USD 270,855 to USD 466,762 as of January 31, 2021 (including the impact of currency translation adjustments of USD 64,564)), has been re-allocated to the newly established CGUs structure using a relative fair value approach on January 31, 2021 and has been reassessed for impairment at the level of the air ticketing and hotels and packages CGUs. The Group tested goodwill for impairment immediately before and after the integration and concluded that the recoverable amounts of CGUs exceeded their corresponding carrying amounts and therefore, there was no impairment recognized.

The allocation of goodwill to the CGUs is as follows:

	As at March 31,
Particulars	2021	2022
Air ticketing	248,660	241,127
Hotels and Packages	225,027	218,209
ibibo Group – redBus	136,786	132,641
Other units without significant goodwill	9,401	9,174
Total	619,874	601,151

(a) Air ticketing and Hotels and packages

The recoverable amount of these CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGUs. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in the estimation of value in use were as follows:

	Air ticketing		Hotels and packages
	As at March 31,		As at March 31,
Particulars	2021	2022	2021	2022
Discount rate (pre-tax)	19.4%	18.6%	19.4%	18.3%
Discount rate (post-tax)	16.0%	16.4%	16.0%	16.4%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%
Adjusted margin growth rate	15.0% - 106.3%	13.2% - 54.7%	19.0% - 118.2%	5.9% - 61.2%
EBITDA margin* (5 years)	6.6% - 18.2%	4.6% - 13.8%	(7.1%) - 17.9%	14.6% - 15.7%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, Adjusted margin growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated Adjusted margin growth. Adjusted margin growth was projected taking into account the average growth levels experienced in past and the estimated adjusted margin growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as at March 31, 2021 and March 31, 2022 as the recoverable value of the CGUs exceeded the carrying value. No reasonably possible change in any of the above key assumptions would cause the carrying amount of these CGUs to exceed their recoverable amount.

b) ibibo  Group – redBus

The recoverable amount of this CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year financial budget approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2021	2022
Discount rate (pre-tax)	18.9%	18.6%
Discount rate (post-tax)	16.0%	16.4%
Terminal value growth rate	4.0%	4.0%
Adjusted margin growth rate	20.0% - 124.7%	15.0% - 79.0%
EBITDA margin* (5 years)	9.8% - 21.9%	5.2% - 24.3%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, adjusted margin growth rate and EBITDA margin were determined based on management's estimate. Budgeted EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated adjusted margin growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as of March 31, 2022 and March 31, 2021 as the recoverable value of the CGU exceeded the carrying value. The recoverable amount of the CGU exceeds the carrying amount by approximately 53.8% as at March 31, 2022 (March 31, 2021: 37.5%). A decrease of EBITDA margin by 8.5% (March 31, 2021: 6.1%) shall equate the recoverable amount with the carrying amount of the CGU.

c) ibibo  Group - Go ibibo

During the end of the fourth quarter of 2019-20, the Group experienced a significant decline in its stock price and operating results due to an increased negative impact of COVID-19 pandemic resulting in the continued weakness in the macroeconomic environment and foreign exchange rates. The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The carrying amount of the CGU was determined to be higher than its recoverable amount and an impairment loss of USD 270,855 was recognised during the year ended March 31, 2020. The impairment loss was fully allocated to goodwill.